Portfolio of Investments – as of August 31, 2024 (Unaudited)
Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans — 89.2% of Net Assets
	Aerospace & Defense — 1.8%
$3,340,000	Bleriot U.S. Bidco, Inc., 2023 Term Loan B, 10/31/2030(a)	$3,354,629
3,000,000	Kaman Corp., 2024 Term Loan, 3 mo. USD SOFR + 3.500%, 8.835%, 4/21/2031(b)(c)	3,009,990
1,850,661	Spirit Aerosystems, Inc., 2022 Term Loan, 3 mo. USD SOFR + 4.250%, 9.752%, 1/15/2027(c)	1,864,541
3,839,836	TransDigm, Inc., 2024 Term Loan I, 3 mo. USD SOFR + 2.750%, 8.085%, 8/24/2028(b)(c)	3,854,735
2,282,779	Vertex Aerospace Services LLC, 2021 First Lien Term Loan, 1 mo. USD SOFR + 2.750%, 7.997%, 12/06/2030(c)	2,290,106
		14,374,001
	Airlines — 1.1%
4,758,750	American Airlines, Inc., 2021 Term Loan, 3 mo. USD SOFR + 4.750%, 10.294%, 4/20/2028(b)(c)	4,919,976
2,981,634	LifeMiles Ltd., 2021 Term Loan B, 3 mo. USD SOFR + 5.250%, 10.859%, 8/30/2026(b)(c)	2,977,162
1,222,015	SkyMiles IP Ltd., 2020 Skymiles Term Loan B, 3 mo. USD SOFR + 3.750%, 9.032%, 10/20/2027(b)(c)	1,247,518
		9,144,656
	Automotive — 2.0%
995,000	Autokiniton U.S. Holdings, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 4.000%, 9.361%, 4/06/2028(b)(c)	996,871
2,981,000	Clarios Global LP, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.500%, 7.747%, 5/06/2030(c)	2,983,474
4,000,000	First Brands Group LLC, 2021 2nd Lien Term Loan, 3 mo. USD SOFR + 8.500%, 14.014%, 3/30/2028(c)	3,780,000
4,160,136	First Brands Group LLC, 2021 Term Loan, 3 mo. USD SOFR + 5.000%, 10.252%, 3/30/2027(b)(c)	4,104,223
4,578,115	IXS Holdings, Inc., 2020 Term Loan B, 1 mo. USD SOFR + 4.250%, 9.597%, 3/05/2027(b)(c)	4,445,533
		16,310,101
	Brokerage — 3.0%
5,243,000	Assetmark Financial Holdings, Inc., 2024 Term Loan, 6/03/2031(a)	5,208,029
1,228	Citadel Securities LP, 2024 Term Loan B, 1 mo. USD SOFR + 2.250%, 7.497%, 7/29/2030(b)(c)	1,231
1,752,533	DRW Holdings LLC, 2024 Term Loan B, 6 mo. USD SOFR + 3.500%, 8.588%, 6/17/2031(b)(c)	1,754,180
3,500,000	Edelman Financial Center LLC, 2024 2nd Lien Term Loan, 1 mo. USD SOFR + 5.250%, 10.497%, 10/06/2028(c)	3,479,875
2,936,250	Eisner Advisory Group LLC, 2024 Term Loan B, 1 mo. USD SOFR + 4.000%, 9.247%, 2/28/2031(c)	2,938,452
3,233,606	Focus Financial Partners LLC, 2024 Term Loan B7, 1 mo. USD SOFR + 2.750%, 7.997%, 6/30/2028(b)(c)	3,230,178
1,616,279	Harbourvest Partners LLC, 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.250%, 7.597%, 4/18/2030(b)(c)	1,614,259
2,447,232	HighTower Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.748%, 4/21/2028(b)(c)	2,450,291
2,200,000	Teneo Holdings LLC, 2024 Term Loan B, 3/13/2031(a)	2,206,424
1,817,445	Teneo Holdings LLC, 2024 Term Loan B, 1 mo. USD SOFR + 4.750%, 9.997%, 3/13/2031(c)	1,822,752
		24,705,671
	Building Materials — 3.8%
1,800,000	Chamberlain Group, Inc., 2024 Incremental Term Loan B, 11/03/2028(a)	1,797,750
2,244,375	Chamberlain Group, Inc., 2024 Incremental Term Loan B, 1 mo. USD SOFR + 3.500%, 8.747%, 11/03/2028(c)	2,241,569
Principal Amount	Description	Value (†)
	Building Materials — continued
$2,641,318	Foley Products Co. LLC, 2021 Term Loan, 3 mo. USD SOFR + 4.750%, 10.235%, 12/29/2028(b)(c)	$2,649,586
3,167,062	Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, USD SOFR + 4.000%, 9.252%, 1/29/2031(b)(c)	3,063,404
4,800,000	Janus International Group LLC, 2024 Term Loan B, 1 mo. USD SOFR + 2.500%, 7.747%, 8/03/2030(c)	4,791,024
2,584,523	Kodiak Building Partners, Inc., 2024 Term Loan B2, 3 mo. USD SOFR + 3.750%, 9.085%, 3/12/2028(b)(c)	2,597,445
3,678,295	LHS Borrower LLC, 2022 Term Loan B, 1 mo. USD SOFR + 4.750%, 10.097%, 2/16/2029(c)	3,437,367
4,029,000	MI Windows & Doors LLC, 2024 Term Loan B2, 1 mo. USD SOFR + 3.500%, 8.747%, 3/28/2031(b)(c)	4,045,801
2,589,363	Oscar AcquisitionCo LLC, Term Loan B, 3 mo. USD SOFR + 4.250%, 9.585%, 4/29/2029(c)	2,566,706
3,456,000	White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.502%, 10/19/2029(b)(c)	3,432,776
		30,623,428
	Cable Satellite — 1.7%
997,389	CSC Holdings LLC, 2019 Term Loan B5, 1 mo. USD SOFR + 2.500%, 7.951%, 4/15/2027(b)(c)	838,305
797,975	CSC Holdings LLC, 2022 Term Loan B6, 1 mo. USD SOFR + 4.500%, 9.837%, 1/18/2028(b)(c)	760,071
7,150,779	DirecTV Financing LLC, 2024 Term Loan, 1 mo. USD SOFR + 5.250%, 10.611%, 8/02/2029(b)(c)	7,116,670
3,400,000	Virgin Media Bristol LLC, USD Term Loan N, 1 mo. USD SOFR + 2.500%, 7.951%, 1/31/2028(b)(c)	3,279,572
2,400,945	WideOpenWest Finance LLC, 2021 Term Loan B, 3 mo. USD SOFR + 3.000%, 8.335%, 12/20/2028(b)(c)	2,048,007
		14,042,625
	Chemicals — 2.0%
1,375,000	Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, 1 mo. USD SOFR + 7.750%, 13.097%, 11/24/2028(c)	1,309,110
2,980,937	Bakelite U.S. Holdco, Inc., 2024 Term Loan, 3 mo. USD SOFR + 3.500%, 8.835%, 5/29/2029(b)(c)	2,990,268
2,425,739	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.500%, 8.747%, 8/18/2028(c)	2,419,675
2,498,813	GEON Performance Solutions LLC, 2021 Term Loan, 3 mo. USD SOFR + 4.250%, 9.846%, 8/18/2028(b)(c)	2,506,109
2,015,142	Groupe Solmax, Inc., Term Loan, USD SOFR + 4.750%, 10.238%, 5/29/2028(c)	1,902,153
2,870,908	LSF11 A5 Holdco LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.861%, 10/15/2028(b)(c)	2,866,286
1,982,534	Windsor Holdings III LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 4.000%, 9.312%, 8/01/2030(b)(c)	1,988,105
		15,981,706
	Consumer Cyclical Services — 7.0%
2,992,500	BIFM US Finance LLC, 2024 Term Loan, 1 mo. USD SOFR + 4.250%, 9.497%, 5/31/2028(c)	3,001,867
4,578,990	CHG Healthcare Services, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 3.500%, 8.861%, 9/29/2028(b)(c)	4,591,262
2,951,602	Cushman & Wakefield U.S. Borrower LLC, 2024 Term Loan, 1 mo. USD SOFR + 3.750%, 8.997%, 1/31/2030(b)(c)	2,958,982
3,500,000	Ensemble RCM LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.000%, 8.252%, 8/01/2029(b)(c)	3,507,525
2,992,500	Fleet Midco I Ltd., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 2.750%, 7.578%, 2/21/2031(b)(c)	2,992,500
2,474,657	Galaxy U.S. Opco, Inc., Term Loan, 3 mo. USD SOFR + 4.750%, 10.002%, 4/29/2029(c)	2,030,456

Principal Amount	Description	Value (†)
	Consumer Cyclical Services — continued
$4,100,000	Grant Thornton Advisors LLC, Term Loan B, 1 mo. USD SOFR + 3.250%, 8.497%, 6/02/2031(b)(c)	$4,110,906
2,970,000	Inmar, Inc., 2023 Term Loan, USD SOFR + 5.500%, 10.789%, 5/01/2026(b)(c)	2,976,504
3,267,000	Kingpin Intermediate Holdings LLC, 2023 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.747%, 2/08/2028(c)	3,255,761
3,127,204	Latham Pool Products, Inc., 2022 Term Loan B, 1 mo. USD SOFR + 4.000%, 9.347%, 2/23/2029(c)	2,986,479
3,523,997	OMNIA Partners LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.250%, 8.529%, 7/25/2030(b)(c)	3,535,028
5,824,124	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 9.997%, 3/15/2030(c)	5,797,449
1,988,878	R1 RCM, Inc., 2022 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.247%, 6/21/2029(b)(c)	1,990,867
630,857	Ryan LLC, Delayed Draw Term Loan, 4.500%, 11/14/2030(d)	632,119
2,989,080	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 8.747%, 11/14/2030(b)(c)	2,995,058
2,395,734	Sweetwater Borrower LLC, Term Loan B, 1 mo. USD SOFR + 4.250%, 9.611%, 8/07/2028(b)(c)	2,395,734
4,727,075	Uber Technologies, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 2.750%, 8.089%, 3/03/2030(b)(c)	4,744,281
2,736,076	Vistage Worldwide, Inc., Term Loan, 3 mo. USD SOFR + 4.750%, 10.085%, 7/13/2029(b)(c)	2,725,816
		57,228,594
	Consumer Products — 3.3%
3,862,835	AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 1 mo. USD SOFR + 3.500%, 8.843%, 7/31/2028(b)(c)	3,866,466
2,419,781	American Greetings Corp., 2024 Term Loan B, 1 mo. USD SOFR + 5.750%, 10.997%, 10/30/2029(c)	2,432,340
3,201,229	Bombardier Recreational Products, Inc., 2023 Term Loan B3, 1 mo. USD SOFR + 2.750%, 7.997%, 12/13/2029(b)(c)	3,201,805
2,500,000	Hayward Industries, Inc., 2021 Term Loan, 1 mo. USD SOFR + 2.500%, 7.861%, 5/30/2028(c)	2,500,000
2,790,895	Illuminate Merger Sub Corp., 1st Lien Term Loan, 3 mo. USD SOFR + 3.500%, 9.096%, 7/21/2028(b)(c)	2,784,309
2,889,516	Mattress Firm, Inc., 2021 Term Loan B, 3 mo. USD SOFR + 4.250%, 9.846%, 9/25/2028(c)	2,887,955
2,119,648	Recess Holdings, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 4.500%, 9.752%, 2/20/2030(c)	2,124,608
2,168,836	Solis IV BV, USD Term Loan B1, 3 mo. USD SOFR + 3.500%, 8.571%, 2/26/2029(b)(c)	2,152,570
2,401,424	Topgolf Callaway Brands Corp., Term Loan B, 1 mo. USD SOFR + 3.000%, 8.247%, 3/15/2030(b)(c)	2,376,401
2,675,418	Weber-Stephen Products LLC, 2022 Incremental Term Loan B, 1 mo. USD SOFR + 4.250%, 9.597%, 10/30/2027(c)	2,494,827
		26,821,281
	Diversified Manufacturing — 2.6%
2,000,000	Alliance Laundry Systems LLC, 2024 Term Loan B, 8/09/2031(a)	2,004,640
2,832,000	Alliance Laundry Systems LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.812%, 8/09/2031(b)(c)	2,838,570
2,020,376	Arcline FM Holdings LLC, 2024 Term Loan, USD SOFR + 4.500%, 9.567%, 6/23/2028(b)(c)	2,025,791
1,380,183	Barnes Group, Inc., 2024 Term Loan, 1 mo. USD SOFR + 2.500%, 7.747%, 9/03/2030(b)(c)	1,383,633
3,332,878	Chart Industries, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 2.500%, 7.825%, 3/15/2030(b)(c)	3,339,144
2,758,938	Filtration Group Corp., 2021 Incremental Term Loan, 1 mo. USD SOFR + 3.500%, 8.861%, 10/21/2028(b)(c)	2,765,449
Principal Amount	Description	Value (†)
	Diversified Manufacturing — continued
$3,000,000	Infinite Bidco LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 7.000%, 12.514%, 3/02/2029(b)(c)	$2,495,010
2,098,975	INNIO Group Holding GmbH, 2024 USD Term Loan B, 3 mo. USD SOFR + 3.250%, 8.536%, 11/02/2028(b)(c)	2,103,341
2,487,500	LSF12 Badger Bidco LLC, Term Loan B, 1 mo. USD SOFR + 6.000%, 11.247%, 8/30/2030(c)	2,437,750
4,172	Watlow Electric Manufacturing Co., Term Loan B, 3 mo. USD SOFR + 3.750%, 9.264%, 3/02/2028(c)	4,193
		21,397,521
	Electric — 1.3%
4,399,000	Kohler Energy Co. LLC, USD Term Loan B, 3 mo. USD SOFR + 4.750%, 10.085%, 5/01/2031(b)(c)	4,420,995
2,961,000	Lightning Power LLC, Term Loan B, 3 mo. USD SOFR + 3.250%, 8.346%, 8/18/2031(b)(c)	2,970,268
2,175,265	Talen Energy Supply LLC, 2023 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.596%, 5/17/2030(c)	2,184,640
1,053,262	Talen Energy Supply LLC, 2023 Term Loan C, 3 mo. USD SOFR + 3.500%, 8.596%, 5/17/2030(c)	1,057,802
		10,633,705
	Environmental — 1.2%
2,454,525	Covanta Holding Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.750%, 8.087%, 11/30/2028(b)(c)	2,457,151
134,127	Covanta Holding Corp., 2024 Term Loan C, 1 mo. USD SOFR + 2.750%, 8.087%, 11/30/2028(b)(c)	134,271
2,827,000	Northstar Group Services, Inc., 2024 Term Loan B, 6 mo. USD SOFR + 4.750%, 10.014%, 5/08/2030(b)(c)	2,837,601
326,087	The Action Environmental Group, Inc., 2023 Delayed Draw Term Loan B, 6.667%, 10/24/2030(d)	327,717
726,087	The Action Environmental Group, Inc., 2023 Delayed Draw Term Loan B, 3 mo. USD SOFR + 4.000%, 6.667%, 10/24/2030(b)(c)	729,718
2,827,578	The Action Environmental Group, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 4.000%, 9.335%, 10/24/2030(b)(c)	2,841,716
400,000	The Action Environmental Group, Inc., 2024 Delayed Draw Term Loan, 10/24/2030(d)	402,000
		9,730,174
	Financial Other — 1.2%
490,000	AAL Delaware Holdco, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.747%, 7/30/2031(c)	491,377
1,990,000	Aragorn Parent Corp., Term Loan, 1 mo. USD SOFR + 4.250%, 9.562%, 12/15/2028(b)(c)	1,994,358
227,246	Chrysaor Bidco SARL, USD Delayed Draw Term Loan, 5/14/2031(a)	227,861
3,072,754	Chrysaor Bidco SARL, USD Term Loan B, 7/14/2031(a)	3,081,082
2,521,320	Luxembourg Investment Co. 428 SARL, Term Loan B, 6 mo. USD SOFR + 5.000%, 10.391%, 1/03/2029(e)	31,517
135,000	Mermaid Bidco Inc., 2024 USD Term Loan B, 7/03/2031(a)	135,506
3,700,000	Mermaid Bidco, Inc., 2024 USD Term Loan B, 3 mo. USD SOFR + 3.250%, 8.492%, 7/03/2031(b)(c)	3,713,875
		9,675,576
	Food & Beverage — 2.3%
798,998	Aspire Bakeries Holdings LLC, Term Loan, 1 mo. USD SOFR + 4.250%, 9.528%, 12/13/2030(b)(c)	800,500
2,948,000	CHG PPC Parent LLC, 2021 Term Loan, 1 mo. USD SOFR + 3.000%, 8.361%, 12/08/2028(c)	2,946,172
2,149,200	Chobani LLC, 2023 Incremental Term Loan, 1 mo. USD SOFR + 3.750%, 9.087%, 10/25/2027(b)(c)	2,156,185

Principal Amount	Description	Value (†)
	Food & Beverage — continued
$2,925,000	Fiesta Purchaser, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 4.000%, 9.247%, 2/12/2031(b)(c)	$2,939,625
5,000,000	Naked Juice LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 6.000%, 11.435%, 1/24/2030(c)	3,678,150
2,453,125	Northeast Grocery, Inc., Term Loan B, 3 mo. USD SOFR + 7.500%, 12.596%, 12/13/2028(b)(c)	2,468,457
3,982,042	Triton Water Holdings, Inc., 2024 Incremental Term Loan B, 3 mo. USD SOFR + 4.000%, 9.335%, 3/31/2028(b)(c)	3,991,161
		18,980,250
	Gaming — 2.0%
1,693,182	Bally's Corp., 2021 Term Loan B, 3 mo. USD SOFR + 3.250%, 8.794%, 10/02/2028(b)(c)	1,618,800
3,885,263	Caesars Entertainment, Inc., 2024 Term Loan B1, 1 mo. USD SOFR + 2.750%, 7.997%, 2/06/2031(c)	3,878,774
4,544,329	GVC Holdings (Gibraltar) Ltd., 2024 USD Term Loan B3, 6 mo. USD SOFR + 2.750%, 8.014%, 10/31/2029(b)(c)	4,550,010
3,491,250	J&J Ventures Gaming LLC, 2023 Incremental Term Loan B, 1 mo. USD SOFR + 4.250%, 9.611%, 4/26/2028(b)(c)	3,479,624
3,139,225	Ontario Gaming GTA LP, Term Loan B, 3 mo. USD SOFR + 4.250%, 9.585%, 8/01/2030(b)(c)	3,138,095
		16,665,303
	Healthcare — 7.0%
4,776,902	Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD SOFR + 4.000%, 9.247%, 9/29/2028(b)(c)	4,723,162
1,196,923	Bausch & Lomb Corp., Term Loan, 1 mo. USD SOFR + 3.250%, 8.662%, 5/10/2027(b)(c)	1,179,304
3,398,483	Catalent Pharma Solutions, Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 3.000%, 8.312%, 2/22/2028(b)(c)	3,402,731
2,350,285	Charlotte Buyer, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 4.750%, 10.077%, 2/11/2028(b)(c)	2,362,694
818,000	Concentra Health Services, Inc., Term Loan B, 1 mo. USD SOFR + 2.250%, 7.497%, 7/28/2031(b)(c)	820,045
3,270,025	Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B, 3 mo. USD SOFR + 4.250%, 9.502%, 3/30/2029(c)	3,143,312
3,824,692	Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, 3 mo. USD SOFR + 4.250%, 9.685%, 7/06/2029(c)	3,841,444
2,494,105	Embecta Corp., Term Loan B, 1 mo. USD SOFR + 3.000%, 8.247%, 3/30/2029(c)	2,445,071
969,545	Gainwell Acquisition Corp., Term Loan B, 3 mo. USD SOFR + 4.000%, 9.435%, 10/01/2027(c)	877,031
1,980,050	GHX Ultimate Parent Corp., 2024 Term Loan B, 3 mo. USD SOFR + 4.000%, 9.126%, 6/30/2027(b)(c)	1,989,950
3,250,000	Inception Holdco SARL, 2024 USD Term Loan B, 3 mo. USD SOFR + 4.500%, 9.835%, 4/09/2031(b)(c)	3,273,693
3,480,199	IVC Acquisition Ltd., 2024 USD Term Loan B, 3 mo. USD SOFR + 4.750%, 10.085%, 12/12/2028(b)(c)	3,472,961
3,100,000	LifePoint Health, Inc., 2024 Incremental Term Loan B, 1 mo. USD SOFR + 4.000%, 9.342%, 5/17/2031(c)	3,105,828
3,280,104	MDVIP, Inc., 2024 Term Loan, 1 mo. USD SOFR + 3.250%, 8.587%, 10/16/2028(b)(c)	3,274,856
1,595,000	Medline Borrower LP, 2024 USD Add-on Term Loan B, 1 mo. USD SOFR + 2.250%, 7.497%, 10/23/2028(b)(c)	1,596,196
2,890,145	National Mentor Holdings, Inc., 2021 Term Loan, USD SOFR + 3.750%, 9.096%, 3/02/2028(b)(c)	2,784,481
Principal Amount	Description	Value (†)
	Healthcare — continued
$78,591	National Mentor Holdings, Inc., 2021 Term Loan C, 3 mo. USD SOFR + 3.750%, 9.185%, 3/02/2028(c)	$75,718
1,574,795	Onex TSG Intermediate Corp., 2021 Term Loan B, 3 mo. USD SOFR + 4.750%, 10.346%, 2/28/2028(b)(c)	1,571,346
3,989,078	Parexel International Corp., 2024 Term Loan B, 11/15/2028(a)	4,002,362
46,504	Parexel International Corp., 2024 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.247%, 11/15/2028(b)(c)	46,659
3,763,484	Southern Veterinary Partners LLC, 2024 Term Loan, 1 mo. USD SOFR + 3.750%, 8.997%, 10/05/2027(b)(c)	3,779,103
1,903,507	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 3.750%, 9.085%, 9/27/2030(b)(c)	1,890,087
463,838	Surgery Center Holdings, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 2.750%, 8.062%, 12/19/2030(b)(c)	464,283
3,345,000	TTF Holdings LLC, 2024 Term Loan, 1 mo. USD SOFR + 3.750%, 8.997%, 7/18/2031(b)(c)	3,345,000
		57,467,317
	Independent Energy — 0.5%
4,105,925	Matador Bidco SARL, 2024 Term Loan B, 1 mo. USD SOFR + 4.250%, 9.597%, 7/30/2029(b)(c)	4,099,314
	Industrial Other — 2.5%
1,374,000	Arcosa, Inc., Term Loan B, 8/13/2031(a)	1,377,435
2,845,313	Colibri Group LLC, 2022 Term Loan, 3 mo. USD SOFR + 5.000%, 10.437%, 3/12/2029(b)(c)	2,838,200
3,227,531	KUEHG Corp., 2024 Term Loan B, 3 mo. USD SOFR + 4.500%, 9.835%, 6/12/2030(b)(c)	3,240,086
992,513	Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 4.000%, 9.248%, 8/11/2028(b)(c)	995,738
2,977,158	Michael Baker International LLC, 2024 Term Loan B, 1 mo. USD SOFR + 4.750%, 9.997%, 12/01/2028(b)(c)	2,988,322
4,157,826	Service Logic Acquisition, Inc., Term Loan, USD SOFR + 4.000%, 9.513%, 10/29/2027(b)(c)	4,157,826
4,664,122	St. George's University Scholastic Services, 2022 Term Loan B, 1 mo. USD SOFR + 2.750%, 7.997%, 2/10/2029(b)(c)	4,654,794
		20,252,401
	Leisure — 0.4%
331,351	Carnival Corp., 2024 Term Loan B2, 1 mo. USD SOFR + 2.750%, 7.997%, 8/08/2027(b)(c)	332,388
2,969,809	SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 2.500%, 7.747%, 8/25/2028(c)	2,965,176
		3,297,564
	Lodging — 0.5%
548,625	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.250%, 7.497%, 1/17/2031(b)(c)	546,178
3,642,726	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.500%, 7.747%, 8/02/2028(b)(c)	3,637,590
		4,183,768
	Media Entertainment — 6.7%
4,060,175	Advantage Sales & Marketing, Inc., 2024 Term Loan, 3 mo. USD SOFR + 4.250%, 9.833%, 10/28/2027(b)(c)	3,962,609
3,206,000	AP Core Holdings II LLC, High-Yield Term Loan B2, 1 mo. USD SOFR + 5.500%, 10.861%, 9/01/2027(c)	2,780,211
5,549,378	Cengage Learning, Inc., 2024 Term Loan B, 6 mo. USD SOFR + 4.250%, 9.538%, 3/22/2031(b)(c)	5,563,252

Principal Amount	Description	Value (†)
	Media Entertainment — continued
$2,500,000	Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD SOFR + 4.000%, 9.361%, 8/23/2028(b)(c)	$2,490,625
2,354,328	CMG Media Corp., 2021 Term Loan, 3 mo. USD SOFR + 3.500%, 8.935%, 12/17/2026(c)	2,027,288
1,964,067	Creative Artists Agency LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.497%, 11/27/2028(b)(c)	1,972,041
2,684,797	Dotdash Meredith, Inc., Term Loan B, 1 mo. USD SOFR + 4.000%, 9.442%, 12/01/2028(b)(c)	2,681,441
2,373,593	Gray Television, Inc., 2021 Term Loan D, 1 mo. USD SOFR + 3.000%, 8.457%, 12/01/2028(b)(c)	2,154,036
2,750,000	iHeartCommunications, Inc., 2020 Term Loan, 1 mo. USD SOFR + 3.000%, 8.361%, 5/01/2026(b)(c)	2,276,615
1,800,000	McGraw-Hill Global Education Holdings LLC, 2024 Term Loan B, 8/01/2031(a)	1,804,500
3,174,418	McGraw-Hill Global Education Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 4.000%, 9.228%, 8/01/2031(b)(c)	3,182,354
7,400,000	MH Sub I LLC, 2021 2nd Lien Term Loan, 3 mo. USD SOFR + 6.250%, 11.502%, 2/23/2029(c)	7,255,108
3,193,000	Plano HoldCo, Inc., Term Loan B, 8/15/2031(a)	3,200,982
3,690,750	Simon & Schuster, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 9.255%, 10/30/2030(b)(c)	3,697,689
4,900,000	Sinclair Television Group, Inc., 2022 Term Loan B4, 1 mo. USD SOFR + 3.750%, 9.102%, 4/21/2029(c)	3,336,900
3,605,068	Voyage Digital (NZ) Ltd., 2024 Term Loan, 3 mo. USD SOFR + 3.250%, 8.352%, 5/11/2029(b)(c)	3,609,574
2,920,000	Wood Mackenzie Ltd., 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.604%, 2/07/2031(c)	2,936,060
		54,931,285
	Midstream — 1.6%
3,494,875	AL GCX Holdings LLC, Term Loan B, 1 mo. USD SOFR + 2.750%, 8.077%, 5/17/2029(b)(c)	3,502,145
3,295,135	AL NGPL Holdings LLC, Term Loan B, 3 mo. USD SOFR + 3.250%, 8.564%, 4/13/2028(b)(c)	3,306,108
2,141,211	GIP Pilot Acquisition Partners LP, 2024 Term Loan B, 3 mo. USD SOFR + 2.500%, 7.818%, 10/04/2030(b)(c)	2,146,563
4,340,342	Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.441%, 10/05/2028(b)(c)	4,350,498
		13,305,314
	Oil Field Services — 1.0%
1,982,522	BANGL LLC, Term Loan B, 3 mo. USD SOFR + 4.500%, 9.825%, 2/01/2029(b)(c)	1,997,391
3,142,125	Brazos Delaware II LLC, 2024 Term Loan B, 6 mo. USD SOFR + 3.500%, 8.255%, 2/11/2030(b)(c)	3,160,978
3,189,000	Star Holding LLC, 2024 1st Lien Term Loan B, 7/31/2031(a)	3,135,202
		8,293,571
	Other REITs — 0.8%
2,264,885	Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1, 1 mo. USD SOFR + 3.500%, 8.861%, 3/11/2028(b)(c)	2,179,952
4,062,140	Starwood Property Trust, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 2.750%, 7.997%, 11/18/2027(c)	4,062,140
		6,242,092
Principal Amount	Description	Value (†)
	Packaging — 0.7%
$3,250,000	Anchor Packaging, Inc., 2024 Term Loan, 1 mo. USD SOFR + 3.750%, 8.997%, 7/18/2029(c)	$3,259,750
2,000,000	Ring Container Technologies Group LLC, 2024 Term Loan B, 1 mo. USD SOFR + 2.750%, 7.997%, 8/12/2028(b)(c)	2,002,500
		5,262,250
	Paper — 0.9%
1,705,650	Domtar Corp., 2021 Term Loan B, 1 mo. USD SOFR + 5.500%, 10.861%, 11/30/2028(c)	1,647,026
2,277,503	Schweitzer-Mauduit International, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 3.750%, 9.111%, 4/20/2028(b)(c)	2,268,962
3,261,991	Spa Holdings 3 Oy, USD Term Loan B, 3 mo. USD SOFR + 3.750%, 9.346%, 2/04/2028(c)	3,249,759
		7,165,747
	Pharmaceuticals — 0.4%
1,520,938	Bausch Health Cos., Inc., 2022 Term Loan B, 1 mo. USD SOFR + 5.250%, 10.597%, 2/01/2027(c)	1,442,047
2,095,144	LSCS Holdings, Inc., 2021 1st Lien Term Loan, 1 mo. USD SOFR + 4.614%, 9.861%, 12/16/2028(c)	2,076,811
		3,518,858
	Property & Casualty Insurance — 5.1%
3,300,000	Acrisure LLC, 2024 Term Loan B6, 3 mo. USD SOFR + 3.250%, 8.594%, 11/06/2030(b)(c)	3,273,468
5,910,917	Amynta Agency Borrower, Inc., 2024 Term Loan B, USD SOFR + 3.750%, 9.002%, 2/28/2028(b)(c)	5,913,045
2,500,000	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 3.750%, 8.553%, 2/17/2031(b)(c)	2,512,500
2,692,253	AssuredPartners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD SOFR + 3.500%, 8.747%, 2/14/2031(b)(c)	2,696,641
972,663	Asurion LLC, 2020 Term Loan B8, 1 mo. USD SOFR + 3.250%, 8.611%, 12/23/2026(b)(c)	967,858
4,686,000	Asurion LLC, 2021 2nd Lien Term Loan B3, 1 mo. USD SOFR + 5.250%, 10.611%, 1/31/2028(c)	4,369,929
2,801,483	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 9.597%, 8/19/2028(b)(c)	2,782,966
2,381,236	Baldwin Insurance Group Holdings LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.497%, 5/26/2031(c)	2,378,260
3,970,000	Broadstreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD SOFR + 3.250%, 8.497%, 6/14/2031(b)(c)	3,967,142
3,103,643	Howden Group Holdings Ltd., 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.755%, 4/18/2030(b)(c)	3,105,847
2,000,000	HUB International Ltd., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.000%, 8.225%, 6/20/2030(b)(c)	2,000,840
3,978,860	Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 3.000%, 8.252%, 7/31/2031(b)(c)	3,982,162
2,830,000	Truist Insurance Holdings LLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 8.585%, 5/06/2031(b)(c)	2,830,594
875,000	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 10.085%, 5/06/2032(b)(c)	887,967
353,115	USI, Inc., 2024 Term Loan (2029), 3 mo. USD SOFR + 2.750%, 8.085%, 11/22/2029(b)(c)	352,984
		42,022,203
	Restaurants — 1.0%
2,835,000	1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 1 mo. USD SOFR + 1.750%, 6.997%, 9/20/2030(b)(c)	2,810,647

Principal Amount	Description	Value (†)
	Restaurants — continued
$2,656,103	Dave & Buster's, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.533%, 6/29/2029(c)	$2,651,136
2,493,750	Whatabrands LLC, 2024 Term Loan B, 1 mo. USD SOFR + 2.750%, 7.997%, 8/03/2028(b)(c)	2,494,698
		7,956,481
	Retailers — 7.3%
1,832,225	ABG Intermediate Holdings 2 LLC, 2024 Term Loan B, 1 mo. USD SOFR + 2.750%, 7.997%, 12/21/2028(b)(c)	1,836,421
4,167,138	At Home Group, Inc., Term Loan B, 1 mo. USD SOFR + 4.250%, 9.707%, 7/24/2028(c)	1,468,916
2,730,011	Canada Goose, Inc., 2021 Term Loan, 1 mo. USD SOFR + 3.500%, 8.861%, 10/07/2027(b)(c)	2,726,599
1,112,012	Container Store, Inc., 2020 Term Loan B3, 3 mo. USD SOFR + 5.000%, 10.596%, 1/31/2026(c)	711,688
2,946,700	CWGS Group LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.500%, 7.891%, 6/03/2028(b)(c)	2,804,287
5,233,055	Evergreen Acqco 1 LP, 2021 USD Term Loan, 3 mo. USD SOFR + 3.750%, 9.085%, 4/26/2028(b)(c)	5,233,055
2,849,106	Great Outdoors Group LLC, 2021 Term Loan B2, 1 mo. USD SOFR + 3.750%, 9.111%, 3/06/2028(b)(c)	2,847,909
5,413,000	Harbor Freight Tools USA, Inc., 2024 Term Loan B, USD SOFR + 2.500%, 7.687%, 6/05/2031(c)	5,335,486
620,808	International Textile Group, Inc., 2023 Last Out Term Loan, 5.500% PIK or 3 mo. USD SOFR + 1.150% Cash, 9/30/2027(b)(c)(f)	365,240
2,757,849	International Textile Group, Inc., 2023 Term Loan, 3 mo. USD SOFR + 8.650%, 13.982%, 9/30/2027(b)(c)	2,699,245
1,373,345	Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD SOFR + 4.250%, 9.846%, 4/15/2028(b)(c)	1,121,995
1,724,936	Olaplex, Inc., 2022 Term Loan, 1 mo. USD SOFR + 3.500%, 8.847%, 2/23/2029(b)(c)	1,627,373
2,666,317	Peer Holding III BV, 2023 USD Term Loan B4, 3 mo. USD SOFR + 3.250%, 8.585%, 10/28/2030(b)(c)	2,674,663
2,435,000	Peer Holding III BV, 2024 USD Term Loan B5, 3 mo. USD SOFR + 3.000%, 8.332%, 7/01/2031(b)(c)	2,441,088
3,657,182	Petco Health & Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD SOFR + 3.250%, 8.846%, 3/03/2028(c)	3,373,311
5,434,086	PetSmart, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 3.750%, 9.097%, 2/11/2028(b)(c)	5,393,330
3,435,038	Restoration Hardware, Inc., 2022 Incremental Term Loan, 1 mo. USD SOFR + 3.250%, 8.597%, 10/20/2028(b)(c)	3,226,084
3,113,537	RVR Dealership Holdings LLC, Term Loan B, 1 mo. USD SOFR + 3.750%, 9.097%, 2/08/2028(b)(c)	2,777,711
2,721,268	S&S Holdings LLC, Term Loan, 1 mo. USD SOFR + 5.000%, 10.442%, 3/11/2028(b)(c)	2,700,859
2,286,325	Tory Burch LLC, Term Loan B, 1 mo. USD SOFR + 3.250%, 8.611%, 4/16/2028(c)	2,289,183
2,300,000	Varsity Brands, Inc., 2024 Term Loan B, 8/26/2031(a)	2,289,213
3,542,000	Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 3.250%, 8.497%, 1/30/2031(b)(c)	3,544,940
		59,488,596
	Technology — 12.3%
4,773,490	Access CIG LLC, 2023 Term Loan, 3 mo. USD SOFR + 5.000%, 10.252%, 8/18/2028(c)	4,790,388
353,000	Allegro Microsystems, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 2.250%, 7.497%, 10/31/2030(b)(c)	353,883
4,860,000	Altar Bidco, Inc., 2021 2nd Lien Term Loan, 3 mo. USD SOFR + 5.600%, 10.852%, 2/01/2030(b)(c)	4,671,675
2,000,000	Applied Systems, Inc., 2024 2nd Lien Term Loan, 3 mo. USD SOFR + 5.250%, 10.585%, 2/23/2032(b)(c)	2,070,000
Principal Amount	Description	Value (†)
	Technology — continued
$4,125,000	Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD SOFR + 2.500%, 7.748%, 1/31/2031(b)(c)	$4,127,929
2,188,515	Camelot U.S. Acquisition LLC, 2024 Term Loan B, 1 mo. USD SOFR + 2.750%, 7.997%, 1/31/2031(c)	2,188,515
4,703,942	Central Parent, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.250%, 8.585%, 7/06/2029(b)(c)	4,658,079
1,934,305	Corel Corp., 2019 Term Loan, 3 mo. USD SOFR + 5.000%, 10.157%, 7/02/2026(b)(c)	1,912,545
1,685,619	Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD SOFR + 3.750%, 9.111%, 10/16/2028(b)(c)	1,589,960
4,833,643	Cotiviti Corp., 2024 Term Loan, 1 mo. USD SOFR + 3.250%, 8.592%, 5/01/2031(b)(c)	4,831,612
3,490,892	Endure Digital, Inc., Term Loan, 1 mo. USD SOFR + 3.500%, 8.965%, 2/10/2028(b)(c)	3,106,894
2,792,857	EP Purchaser LLC, 2021 Term Loan B, 3 mo. USD SOFR + 3.500%, 9.096%, 11/06/2028(c)	2,802,744
4,270,000	Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD SOFR + 3.750%, 9.002%, 6/27/2031(b)(c)	4,270,000
1,979,644	Foundever Worldwide Corp., 2021 USD Term Loan, 1 mo. USD SOFR + 3.750%, 9.111%, 8/28/2028(b)(c)	1,330,083
1,375,064	Genesys Cloud Services Holdings II LLC, First Lien Term Loan B, 1 mo. USD SOFR + 3.500%, 8.747%, 12/01/2027(b)(c)	1,379,835
885,550	Genesys Cloud Services Holdings II LLC, Term Loan B, 1 mo. USD SOFR + 3.750%, 9.111%, 12/01/2027(b)(c)	889,756
3,287,713	Genuine Financial Holdings LLC, 2024 Incremental Term Loan, 3 mo. USD SOFR + 4.000%, 9.335%, 9/27/2030(b)(c)	3,265,783
1,858,915	Global Client Solutions LLC, Term Loan B, 3 mo. USD SOFR + 6.000%, 11.429%, 3/16/2026(c)	1,765,969
2,274,580	GoTo Group, Inc., 2024 Second Out Term Loan, 1 mo. USD SOFR + 4.750%, 10.140%, 4/28/2028(c)	875,713
5,354,903	Loyalty Ventures, Inc., Term Loan B, PRIME + 5.500%, 13.750%, 11/03/2027(g)(h)	374,843
3,803,893	McAfee LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 3.250%, 8.592%, 3/01/2029(b)(c)	3,789,020
2,954,660	MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan, 1 mo. USD SOFR + 4.000%, 9.361%, 12/18/2028(c)	1,987,009
3,610,000	Modena Buyer LLC, Term Loan, 3 mo. USD SOFR + 4.500%, 9.832%, 7/01/2031(b)(c)	3,455,059
3,900,000	Mosel Bidco SE, USD Term Loan B, 3 mo. USD SOFR + 4.750%, 9.835%, 9/16/2030(b)(c)	3,924,375
2,835,015	NCR Atleos LLC, 2023 Term Loan B, USD SOFR + 4.750%, 10.102%, 3/27/2029(c)	2,862,174
1,488,693	Neptune Bidco U.S., Inc., 2022 USD Term Loan A, 3 mo. USD SOFR + 4.750%, 10.154%, 4/11/2029(c)	1,413,887
1,595,960	Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 3 mo. USD SOFR + 5.000%, 10.404%, 4/11/2029(c)	1,525,147
3,087,000	Nuvei Technologies Corp., 2024 Term Loan B1, 7/18/2031(a)	3,075,424
1,977,275	Nuvei Technologies Corp., USD Term Loan, 1 mo. USD SOFR + 3.000%, 8.347%, 12/19/2030(b)(c)	1,978,521
1,492,366	Physician Partners LLC, Term Loan, 3 mo. USD SOFR + 4.000%, 9.564%, 12/26/2028(b)(c)	994,662
3,000,000	Press Ganey Holdings, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.747%, 4/30/2031(b)(c)	2,990,370
2,294,250	Project Alpha Intermediate Holding, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.750%, 9.002%, 10/28/2030(b)(c)	2,304,436

Principal Amount	Description	Value (†)
	Technology — continued
$3,684,244	Quest Software U.S. Holdings, Inc., 2022 Term Loan, 3 mo. USD SOFR + 4.250%, 9.652%, 2/01/2029(b)(c)	$2,697,162
2,690,742	Redstone Holdco 2 LP, 2021 Term Loan, 3 mo. USD SOFR + 4.750%, 10.264%, 4/27/2028(b)(c)	2,112,232
2,988,577	Sabre GLBL, Inc., 2022 1st Lien Term Loan B, 1 mo. USD SOFR + 5.000%, 10.347%, 6/30/2028(c)	2,810,757
2,761,187	UKG, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.250%, 8.555%, 2/10/2031(b)(c)	2,767,069
3,605,760	Virtusa Corp., 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.497%, 2/15/2029(c)	3,603,525
3,000,000	Vision Solutions, Inc., 2021 2nd Lien Term Loan, 3 mo. USD SOFR + 7.250%, 12.764%, 4/23/2029(c)	2,750,010
1,863,790	Waystar Technologies, Inc., 2024 USD Term Loan B, 1 mo. USD SOFR + 2.750%, 7.997%, 10/22/2029(b)(c)	1,869,623
		100,166,668
	Transportation Services — 1.8%
1,927,920	AIT Worldwide Logistics, Inc., 2021 Term Loan, 3 mo. USD SOFR + 4.750%, 9.968%, 4/06/2028(b)(c)	1,927,516
1,905,961	Brown Group Holding LLC, 2022 Incremental Term Loan B2, USD SOFR + 2.750%, 7.956%, 7/01/2031(b)(c)	1,904,436
720,072	Brown Group Holding LLC, Term Loan B, 1 mo. USD SOFR + 2.750%, 7.997%, 7/01/2031(b)(c)	719,661
2,197,992	Carriage Purchaser, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 4.250%, 9.611%, 10/02/2028(c)	2,200,278
1,141,288	Hertz Corp., 2021 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.861%, 6/30/2028(c)	1,025,470
221,609	Hertz Corp., 2021 Term Loan C, 1 mo. USD SOFR + 3.500%, 8.861%, 6/30/2028(c)	199,120
987,525	KKR Apple Bidco LLC, 2022 Incremental Term Loan, 1 mo. USD SOFR + 3.500%, 8.747%, 9/22/2028(b)(c)	990,122
1,588,009	PODS LLC, 2021 Term Loan B, 3 mo. USD SOFR + 3.000%, 8.514%, 3/31/2028(b)(c)	1,472,386
1,000,000	Rand Parent LLC, 2023 Term Loan B, 3/17/2030(a)	998,380
2,460,630	Rand Parent LLC, 2023 Term Loan B, 3 mo. USD SOFR + 3.750%, 9.071%, 3/17/2030(b)(c)	2,456,644
2,493,567	St. George Warehousing & Trucking Co. of California, Inc., 2022 Term Loan, 3 mo. USD SOFR + 6.000%, 11.485%, 3/24/2028(c)	1,122,105
		15,016,118
	Wireless — 1.3%
2,468,750	Altice France SA, 2023 USD Term Loan B14, 3 mo. USD SOFR + 5.500%, 10.801%, 8/15/2028(b)(c)	1,871,115
3,746,196	CCI Buyer, Inc., Term Loan, 3 mo. USD SOFR + 4.000%, 9.335%, 12/17/2027(b)(c)	3,750,878
5,105,768	Crown Subsea Communications Holding, Inc., 2024 Term Loan B1, 3 mo. USD SOFR + 4.000%, 9.252%, 1/30/2031(b)(c)	5,135,535
		10,757,528
	Wirelines — 1.1%
2,100,000	Frontier Communications Corp., 2024 Term Loan B, 7/01/2031(a)	2,100,000
400,000	Frontier Communications Corp., 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.832%, 7/01/2031(b)(c)	400,000
Principal Amount	Description	Value (†)
	Wirelines — continued
$3,853,020	Voyage Australia Pty. Ltd., USD Term Loan B, 3 mo. USD SOFR + 3.500%, 9.044%, 7/20/2028(c)	$3,869,896
2,773,238	Zacapa SARL, 2022 Term Loan, 3 mo. USD SOFR + 4.000%, 9.335%, 3/22/2029(b)(c)	2,773,072
		9,142,968
	Total Senior Loans (Identified Cost $751,636,855)	728,884,635

Bonds and Notes — 2.7%
	Airlines — 0.5%
4,205,000	Allegiant Travel Co., 7.250%, 8/15/2027(i)	3,992,201
	Cable Satellite — 0.4%
5,000,000	DISH DBS Corp., 7.750%, 7/01/2026	3,364,205
	Chemicals — 0.3%
2,985,000	Iris Holdings, Inc., 9.500% PIK or 8.750% Cash, 2/15/2026(i)(j)	2,720,380
	Electric — 0.2%
1,545,000	Lightning Power LLC, 7.250%, 8/15/2032(i)	1,596,444
	Leisure — 0.4%
3,230,000	NCL Corp. Ltd., 8.125%, 1/15/2029(i)	3,454,795
	Media Entertainment — 0.3%
4,650,000	Millennium Escrow Corp., 6.625%, 8/01/2026(i)	2,778,856
	Other REITs — 0.2%
2,000,000	Starwood Property Trust, Inc., 4.375%, 1/15/2027(i)	1,942,806
	Retailers — 0.3%
1,920,000	Evergreen Acqco 1 LP/TVI, Inc., 9.750%, 4/26/2028(i)	2,025,320
	Technology — 0.1%
1,116,500	GoTo Group, Inc., 5.500%, 5/01/2028(i)	401,940
	Total Bonds and Notes (Identified Cost $26,488,083)	22,276,947

Shares
Exchange-Traded Funds — 2.3%
280,000	Invesco Senior Loan ETF	5,899,600
174,000	SPDR® Blackstone Senior Loan ETF	7,281,900
202,500	SPDR® Bloomberg Short Term High Yield Bond ETF	5,159,700
	Total Exchange-Traded Funds (Identified Cost $18,234,003)	18,341,200

Common Stocks— 0.0%
	Capital Markets — 0.0%
32,299	Resolute Topco, Inc.(e)	145,345
	Oil, Gas & Consumable Fuels — 0.0%
61,854	Ameriforge Group, Inc.(e)(h)	5,691
	Textiles, Apparel & Luxury Goods — 0.0%
53,230	Elevate Textiles Holding Corp.(e)	57,648
	Total Common Stocks (Identified Cost $10,520,119)	208,684

Warrants — 0.0%
55,256	Elevate Textiles Holding Corp., Expiration on 6/21/2028(e) (Identified Cost $2,333)	55

Principal Amount	Description	Value (†)
Short-Term Investments — 8.0%
$45,682,229	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/30/2024 at 3.500% to be repurchased at $45,699,995 on 9/03/2024 collateralized by $45,200,500 U.S. Treasury Note, 4.250% due 6/30/2029 valued at $46,596,073 including accrued interest(k)	$45,682,229
20,000,000	U.S. Treasury Bills, 5.213%, 9/17/2024(l)	19,959,264
	Total Short-Term Investments (Identified Cost $65,635,896)	65,641,493
	Total Investments — 102.2% (Identified Cost $872,517,289)	835,353,014
	Other assets less liabilities — (2.2)%	(17,623,423)
	Net Assets — 100.0%	$817,729,591

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are fair valued at bid prices supplied by an independent pricing service, if available. Broker-
dealer bid prices may be used to fair value debt, unlisted equities and senior loans where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Position is unsettled. Contract rate was not determined at August 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(b)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.00%, to which the spread is added.

(c)
Variable rate security. Rate as of August 31, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(d)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(e)	Non-income producing security.
(f)
Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended August 31, 2024, interest payments were made in principal.

(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(h)	Level 3 security. Value has been determined using significant unobservable inputs.
(i)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, the value of Rule 144A holdings amounted to
$18,912,742 or 2.3% of net assets.

(j)
Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended August 31, 2024, interest payments were made in cash.

(k)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of August 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ETF	Exchange-Traded Fund
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
SPDR®	Standard & Poor's Depositary Receipt
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of August 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Senior Loans
Technology	$ —	$99,791,825	$374,843	$100,166,668
All Other Senior Loans(a)	—	628,717,967	—	628,717,967
Total Senior Loans	—	728,509,792	374,843	728,884,635
Bonds and Notes(a)	—	22,276,947	—	22,276,947
Exchange-Traded Funds	18,341,200	—	—	18,341,200
Common Stocks
Capital Markets	—	145,345	—	145,345
Oil, Gas & Consumable Fuels	—	—	5,691	5,691
Textiles, Apparel & Luxury Goods	—	57,648	—	57,648
Total Common Stocks	—	202,993	5,691	208,684
Warrants	—	55	—	55
Short-Term Investments	—	65,641,493	—	65,641,493
Total Investments	$18,341,200	$816,631,280	$380,534	$835,353,014

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2023 and/or August 31, 2024:

Asset Valuation Inputs
Investments in Securities	Balance as of November 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at August 31, 2024
Common Stocks
Oil, Gas & Consumable Fuels	$5,691	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$5,691	$ —
Senior Loans
Technology	—	8,032	—	317,707	—	—	49,104	—	374,843	317,707
Total	$5,691	$8,032	$ —	$317,707	$ —	$ —	$49,104	$ —	$380,534	$317,707
A debt security valued at $49,104 was transferred from Level 2 to Level 3 during the period ended August 31, 2024. At November 30, 2023, this security was fair valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At August 31, 2024, this security was fair valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.
Industry Summary at August 31, 2024 (Unaudited)
Technology	12.4%
Retailers	7.6
Healthcare	7.0
Consumer Cyclical Services	7.0
Media Entertainment	7.0
Property & Casualty Insurance	5.1
Building Materials	3.8
Consumer Products	3.3
Brokerage	3.0
Diversified Manufacturing	2.6
Industrial Other	2.5
Food & Beverage	2.3
Chemicals	2.3
Cable Satellite	2.1
Gaming	2.0
Automotive	2.0
Other Investments, less than 2% each	19.9
Short-Term Investments	8.0
Exchange-Traded Funds	2.3
Total Investments	102.2
Other assets less liabilities	(2.2)
Net Assets	100.0%